Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 168,018,000	$ 238,196,000	$ 123,080,000
Short-term investments	0	73,442,000	262,293,000
Prepaid expenses and other current assets	9,727,000	4,762,000	4,560,000
Total current assets	177,745,000	316,400,000	389,933,000
Property and equipment, net	1,071,000	1,370,000	1,849,000
Operating lease right-of-use assets	4,324,000	12,519,000	14,383,000
Long-term investments		0	35,470,000
Other long-term assets	0	256,000	256,000
Total assets	183,140,000	330,545,000	441,891,000
Current liabilities:
Accounts payable	2,553,000	3,111,000	3,785,000
Accrued expenses	7,458,000	25,832,000	30,473,000
Current portion of operating lease liability	2,436,000	2,080,000	1,925,000
Total current liabilities	12,447,000	31,023,000	36,183,000
Operating lease liability, net of current portion	1,897,000	12,032,000	14,112,000
Stockholders' equity:
Preferred stock $0.001 par value, 10,000,000 shares authorized and no shares outstanding at June 30, 2026	0	0
Common stock, $0.001 par value, 500,000,000 shares authorized and 35,390,679 shares issued and outstanding at June 30, 2026 and 100 shares authorized and no shares, issued or outstanding at December 31, 2025	35,000	0
Additional paid-in capital	193,337,000	0
Accumulated other comprehensive loss	0	(24,000)	305,000
Accumulated deficit	(24,576,000)	0
Net former parent investment	0	287,514,000	391,291,000
Total stockholders' equity	168,796,000	287,490,000	391,596,000
Total liabilities and stockholders' equity	$ 183,140,000	$ 330,545,000	$ 441,891,000